                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07687
                                  ---------------------------------------------

First American Strategy Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson        800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: March 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[LOGO OF FIRST AMERICAN FUNDS]


2003 SEMIANNUAL REPORT




ASSET ALLOCATION FUNDS




OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.


OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.


OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

FIRST AMERICAN FUNDS


ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH-CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

ASSET ALLOCATION FUNDS ARE COMPRISED OF HOLDINGS IN SEVERAL DIFFERENT FIRST AMERICAN FUNDS, WHICH MAY INCLUDE SMALL-CAP, MID-CAP, LARGE-CAP, MONEY MARKET, HIGH-YIELD, INTERNATIONAL, AND/OR SECTOR FUNDS. THE INVESTMENT ADVISOR ALLOCATES AND REALLOCATES THE FUNDS' ASSETS AMONG THE UNDERLYING FIRST AMERICAN FUNDS WITHIN RANGES DESIGNED TO MEET THE INVESTMENT OBJECTIVES. SEE THE FUNDS' PROSPECTUS FOR AN ILLUSTRATION OF THESE RANGES AND SPECIAL RISKS WHICH MAY BE ASSOCIATED WITH THE UNDERLYING FUNDS. MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


[SIDENOTE]

OUR FUND FAMILY
HIGHER RISK AND RETURN POTENTIAL
SECTOR FUNDS
INTERNATIONAL FUND
SMALL CAP FUNDS
MID CAP FUNDS
LARGE CAP FUNDS
INDEX FUNDS
GROWTH & INCOME FUNDS
ASSET ALLOCATION FUNDS
    - STRATEGY AGGRESSIVE ALLOCATION
    - STRATEGY GROWTH ALLOCATION
    - STRATEGY GROWTH & INCOME ALLOCATION
    - STRATEGY INCOME ALLOCATION
BOND FUNDS
TAX FREE BOND FUNDS
MONEY MARKET FUNDS
LOWER RISK AND RETURN POTENTIAL

Fund categories are presented according to risk and return potential. Funds within each category are listed in alphabetical order.

FIRST AMERICAN FUNDS ONLINE


@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.


[PHOTO OF FIRST AMERICAN FUNDS WEBSITE]


ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Funds Investor Services at 800.677.FUND or visit firstamericanfunds.com.


[SIDENOTE]

TABLE OF CONTENTS
Schedule of Investments                      2
Statements of Assets and Liabilities         4
Statements of Operations                     5
Statements of Changes in Net Assets          6
Financial Highlights                         8
Notes to Financial Statements               12

SCHEDULE OF INVESTMENTS  March 31, 2003 (unaudited)

STRATEGY AGGRESSIVE ALLOCATION FUND

DESCRIPTION                                          SHARES                 VALUE (000)
---------------------------------------------------------------------------------------
EQUITY FUNDS - 91.7%
First American Investment Funds, Inc. (A)
    Equity Index Fund                                716,795                $    11,411
    International Fund*                            2,952,045                     20,694
    Large Cap Growth Opportunities Fund              620,366                     12,451
    Large Cap Value Fund                           1,165,394                     15,069
    Mid Cap Growth Opportunities Fund*               269,128                      7,667
    Mid Cap Index                                     46,468                        387
    Mid Cap Value Fund                               532,060                      7,178
    Small Cap Select Fund*                           201,633                      2,341
    Small Cap Value Fund                             210,483                      2,338
                                                                            -----------
TOTAL EQUITY FUNDS
    (Cost $117,464)                                                              79,536
                                                                            -----------
FIXED INCOME FUNDS - 8.1%
First American Investment Funds, Inc. (A)
    Core Bond Fund                                   523,642                      6,022
    High Income Bond Fund                            121,359                      1,036
                                                                            -----------
TOTAL FIXED INCOME FUNDS
    (Cost $6,986)                                                                 7,058
                                                                            -----------
MONEY MARKET FUND - 0.6%
First American Funds, Inc. (A)
    Prime Obligations Fund                           511,221                        511
                                                                            -----------
TOTAL MONEY MARKET FUND
    (Cost $511)                                                                     511
                                                                            -----------
TOTAL INVESTMENTS - 100.4%
    (Cost $124,961)                                                              87,105
                                                                            -----------
OTHER ASSETS AND LIABILITIES, NET - (0.4)%                                         (378)
                                                                            -----------
TOTAL NET ASSETS - 100.0%                                                   $    86,727
                                                                            -----------

  * Non-income producing security
(A) Investments in these Funds are made in the Y Share Class.

STRATEGY GROWTH ALLOCATION FUND

DESCRIPTION                                           SHARES                 VALUE (000)
----------------------------------------------------------------------------------------
EQUITY FUNDS - 75.8%
First American Investment Funds, Inc. (A)
    Equity Index Fund                              1,001,752                $    15,948
    International Fund*                            1,873,069                     13,130
    Large Cap Growth Opportunities Fund              736,223                     14,776
    Large Cap Value Fund                           1,487,765                     19,237
    Mid Cap Growth Opportunities Fund*               275,599                      7,852
    Mid Cap Index                                     58,085                        484
    Mid Cap Value Fund                               581,990                      7,851
    Small Cap Index Fund                              56,005                        482
    Small Cap Select Fund*                           154,837                      1,798
    Small Cap Value Fund                             165,380                      1,837
                                                                            -----------
TOTAL EQUITY FUNDS
    (Cost $126,630)                                                              83,395
                                                                            -----------
FIXED INCOME FUNDS - 23.8%
First American Investment Funds, Inc. (A)
    Core Bond Fund                                 2,016,412                     23,189
    High Income Bond Fund                            344,512                      2,942
                                                                            -----------
TOTAL FIXED INCOME FUNDS
    (Cost $25,644)                                                               26,131
                                                                            -----------
MONEY MARKET FUND - 0.8%
First American Funds, Inc. (A)
    Prime Obligations Fund                           911,379                        911
                                                                            -----------
TOTAL MONEY MARKET FUND
    (Cost $911)                                                                     911
                                                                            -----------
TOTAL INVESTMENTS - 100.4%
    (Cost $153,185)                                                             110,437
                                                                            -----------
OTHER ASSETS AND LIABILITIES, NET - (0.4)%                                         (437)
                                                                            -----------
TOTAL NET ASSETS - 100.0%                                                   $   110,000
                                                                            -----------

*   Non-income producing security

(A) Investments in these Funds are made in the Y Share Class.

The accompanying notes are an integral part of the financial statements.

STRATEGY GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                          SHARES                 VALUE (000)
---------------------------------------------------------------------------------------
EQUITY FUNDS - 59.0%
First American Investment Funds, Inc. (A)
    Equity Index Fund                              2,386,333                $    37,990
    International Fund*                            1,734,464                     12,159
    Large Cap Growth Opportunities Fund            1,346,951                     27,033
    Large Cap Value Fund                           2,610,298                     33,751
    Mid Cap Growth Opportunities Fund*               320,998                      9,145
    Mid Cap Value Fund                               669,463                      9,031
    Small Cap Select Fund*                           194,476                      2,258
    Small Cap Value Fund                             220,067                      2,445
                                                                            -----------
TOTAL EQUITY FUNDS
    (Cost $195,576)                                                             133,812
                                                                            -----------
FIXED INCOME FUNDS - 40.1%
First American Investment Funds, Inc. (A)
    Core Bond Fund                                 7,145,792                     82,177
    High Income Bond Fund                          1,043,858                      8,914
                                                                            -----------
TOTAL FIXED INCOME FUNDS
    (Cost $88,999)                                                               91,091
                                                                            -----------
MONEY MARKET FUND - 0.6%
First American Funds, Inc. (A)
    Prime Obligations Fund                         1,458,684                      1,459
                                                                            -----------
TOTAL MONEY MARKET FUND
    (Cost $1,459)                                                                 1,459
                                                                            -----------
TOTAL INVESTMENTS - 99.7%
    (Cost $286,034)                                                             226,362
                                                                            -----------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                                            764
                                                                            -----------
TOTAL NET ASSETS - 100.0%                                                   $   227,126
                                                                            -----------

  * Non-income producing security
(A) Investments in these Funds are made in the Y Share Class.


STRATEGY INCOME ALLOCATION FUND

DESCRIPTION                                          SHARES                 VALUE (000)
---------------------------------------------------------------------------------------
EQUITY FUNDS - 32.8%
First American Investment Funds, Inc. (A)
    Equity Income Fund                               604,027                $     5,919
    Equity Index Fund                                574,999                      9,154
    Large Cap Growth Opportunities Fund               38,716                        777
    Large Cap Value Fund                              60,385                        781
    Real Estate Securities Fund                      135,300                      1,825
                                                                            -----------
TOTAL EQUITY FUNDS
    (Cost $22,302)                                                               18,456
                                                                            -----------
FIXED INCOME FUNDS - 66.8%
First American Investment Funds, Inc. (A)
    Core Bond Fund                                 3,008,678                     34,600
    High Income Bond Fund                            351,061                      2,998
                                                                            -----------
TOTAL FIXED INCOME FUNDS
    (Cost $36,174)                                                               37,598
                                                                            -----------
MONEY MARKET FUND - 0.6%
First American Funds, Inc. (A)
    Prime Obligations Fund                           331,818                        332
                                                                            -----------
TOTAL MONEY MARKET FUND
    (Cost $332)                                                                     332
                                                                            -----------
TOTAL INVESTMENTS - 100.2%
    (Cost $58,808)                                                               56,386
                                                                            -----------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                                         (114)
                                                                            -----------
TOTAL NET ASSETS - 100.0%                                                   $    56,272
                                                                            -----------

(A) Investments in these Funds are made in the Y Share Class.

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2003 (unaudited), in thousands, except per share data

                                                                        STRATEGY         STRATEGY          STRATEGY         STRATEGY
                                                                      AGGRESSIVE           GROWTH   GROWTH & INCOME           INCOME
                                                                 ALLOCATION FUND  ALLOCATION FUND   ALLOCATION FUND  ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value *                              $      87,105    $     110,437    $     226,362    $      56,386
Dividends and interest receivable                                              1                1                2                1
Capital shares sold                                                          201              211            1,883               94
Receivable from Advisor                                                       34               51               52
Prepaid expenses and other assets                                             11               12               11                9
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              87,352          110,712          228,310           56,490
====================================================================================================================================
LIABILITIES:
Capital shares redeemed                                                      582              656            1,084              179
Payable for co-administration and custodian fees                              30               38               66               30
Payable for distribution and shareholder servicing fees                       13               18               33                9
Accrued expenses and other liabilities                                        --               --                1               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            625              712            1,184              218
====================================================================================================================================
NET ASSETS                                                         $      86,727    $     110,000    $     227,126    $      56,272
====================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                  $     152,702    $     164,454    $     303,749    $      63,504
Undistributed (distributions in excess of) net investment income             (19)             (23)             (43)               4
Accumulated net realized loss on investments                             (28,100)         (11,683)         (16,909)          (4,814)
Net unrealized depreciation of investments                               (37,856)         (42,748)         (59,671)          (2,422)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $      86,727    $     110,000    $     227,126    $      56,272
====================================================================================================================================
* Investments in securities, at cost                               $     124,961    $     153,185    $     286,034    $      58,808
CLASS A:
Net assets                                                         $      54,966    $      70,701    $     141,576    $      33,223
Shares issued and outstanding ($0.01 par value --
 10 billion authorized)                                                    7,760            9,371           18,098            3,437
Net asset value and redemption price per share                     $        7.08    $        7.55    $        7.82    $        9.67
Maximum offering price per share (A)                               $        7.49    $        7.99    $        8.28    $       10.23
CLASS B:
Net assets                                                         $         334    $         401    $         536    $         613
Shares issued and outstanding ($0.01 par value --
 10 billion authorized)                                                       47               53               69               64
Net asset value, offering price, and redemption
 price per share (B)                                               $        7.06    $        7.52    $        7.80    $        9.64
CLASS C:
Net assets                                                         $         542    $       2,478    $       2,545    $         741
Shares issued and outstanding ($0.01 par value --
 10 billion authorized)                                                       77              329              326               77
Net asset value and redemption price per share (B)                 $        7.07    $        7.54    $        7.80    $        9.66
Maximum offering price per share (C)                               $        7.14    $        7.62    $        7.88    $        9.76
CLASS S:
Net assets                                                         $         928    $       1,940    $       3,607    $         827
Shares issued and outstanding ($0.01 par value --
 20 billion authorized)                                                      131              258              463               86
Net asset value, offering price, and redemption price per share    $        7.07    $        7.53    $        7.79    $        9.66
CLASS Y:
Net assets                                                         $      29,957    $      34,480    $      78,862    $      20,868
Shares issued and outstanding ($0.01 par value --
 10 billion authorized)                                                    4,233            4,575           10,104            2,159
Net asset value, offering price, and redemption price per share    $        7.08    $        7.54    $        7.80    $        9.67
------------------------------------------------------------------------------------------------------------------------------------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

(B) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see note 3 in Notes to Financial Statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                                               STRATEGY
                                                                                      STRATEGY    STRATEGY     GROWTH &    STRATEGY
                                                                                    AGGRESSIVE      GROWTH       INCOME      INCOME
                                                                                    ALLOCATION  ALLOCATION   ALLOCATION  ALLOCATION
                                                                                          FUND        FUND         FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income distributions received from underlying funds                                      $ 509      $1,084       $2,826      $1,104
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    509       1,084        2,826       1,104
===================================================================================================================================
EXPENSES:
Investment advisory fees                                                                   111         141          263          67
Co-administration fees and expenses (including per account transfer agency fees)           164         205          372          96
Custodian fees                                                                               4           6           10           3
Directors' fees                                                                              1           1            1          --
Registration fees                                                                           22          22           18          24
Printing                                                                                     2           2            4           1
Professional fees                                                                            1           1            3           1
Other                                                                                        1           2            3           1
Distribution and shareholder servicing fees - Class A                                       73          95          176          44
Distribution and shareholder servicing fees - Class B                                        2           1            2           2
Distribution and shareholder servicing fees - Class C                                        2          12           13           4
Shareholder servicing fees - Class S                                                         1           2            2           1
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                             384         490          867         244
===================================================================================================================================
Less: Fee waiver                                                                          (239)       (295)        (516)       (152)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                         145         195          351          92
===================================================================================================================================
INVESTMENT INCOME - NET                                                                    364         889        2,475       1,012
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Capital gain distributions received from underlying funds                                   --          --           --          46
Net realized loss on investments                                                        (1,926)     (4,240)      (4,935)     (1,029)
Net change in unrealized appreciation or depreciation of investments                     2,355       5,609        7,129       1,843
-----------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                    429       1,369        2,194         860
===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $ 793      $2,258       $4,669      $1,872
===================================================================================================================================


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS IN THOUSANDS

                                                                                                 STRATEGY                  STRATEGY
                                                                                               AGGRESSIVE                    GROWTH
                                                                                          ALLOCATION FUND           ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     10/1/02      10/1/01      10/1/02      10/1/01
                                                                                          TO           TO           TO           TO
                                                                                     3/31/03      9/30/02      3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (UNAUDITED)               (UNAUDITED)
OPERATIONS:
Investment income - net                                                            $     364    $     738    $     889    $   1,984
Capital gain distributions received from underlying funds                                 --          358           --           326
Net realized loss on investments                                                      (1,926)     (17,544)      (4,240)      (5,047)
Net change in unrealized appreciation or depreciation of investments                   2,355       (2,498)       5,609      (13,880)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          793      (18,946)       2,258      (16,617)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                              (223)        (630)        (584)      (1,802)
   Class B                                                                                (1)          --           (1)          (3)
   Class C                                                                                (1)          (1)         (10)         (14)
   Class S                                                                                (4)          (3)         (14)          (5)
   Class Y                                                                              (154)        (149)        (303)        (298)
Net realized gain on investments:
   Class A                                                                                --       (2,393)          --       (4,547)
   Class B                                                                                --           (3)          --           --
   Class C                                                                                --           (1)          --           (4)
Return of capital:
   Class A                                                                                --          (10)          --           (9)
   Class C                                                                                --           --           --           --
   Class S                                                                                --           --           --           --
   Class Y                                                                                --           (4)          --           (3)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                     (383)      (3,194)        (912)      (6,683)
====================================================================================================================================
CAPTIAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                 8,212       18,566        8,144       37,416
   Reinvestment of distributions                                                         222        3,027          581        6,348
   Payments for redemptions                                                          (11,840)     (36,635)     (15,277)     (65,528)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                           (3,406)     (15,042)      (6,552)     (21,764)
------------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                   340          218          230          219
   Reinvestment of distributions                                                          --            3            1            1
   Payments for redemptions                                                             (256)          (6)         (15)          (4)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                          84          215          216          216
------------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                   374          570          555        2,546
   Reinvestment of distributions                                                           1            1           10           18
   Payments for redemptions                                                             (115)        (304)        (211)         (87)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                         260          267          354        2,477
------------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                   513           82        1,644          727
   Reinvestment of distributions                                                           4            3           14            5
   Payments for redemptions                                                             (345)        (111)        (324)          (2)
   Shares issued in connection with the acquisition of
   the Strategy Global Growth Allocation Fund net assets                                  --        1,042           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                         172        1,016        1,334          730
------------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                14,163       16,897       13,639       33,436
   Reinvestment of distributions                                                         128          123          303          301
   Payments for redemptions                                                           (5,109)     (17,534)      (4,099)      (3,412)
   Shares issued in connection with the acquisition of
     the Strategy Global Growth Allocation Fund net assets                                --       30,393           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                       9,182       29,879        9,843       30,325
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital share transactions                                 6,292       16,335        5,195       11,984
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                6,702       (5,805)       6,541      (11,316)
NET ASSETS AT BEGINNING OF PERIOD                                                     80,025       85,830      103,459      114,775
====================================================================================================================================
NET ASSETS AT END OF PERIOD                                                        $  86,727    $  80,025    $ 110,000    $ 103,459
====================================================================================================================================
Undistributed (distributions in excess of) net investment income at end of period  $     (19)   $      --    $     (23)   $      --
====================================================================================================================================

                                                                                                 STRATEGY                  STRATEGY
                                                                                          GROWTH & INCOME                    INCOME
                                                                                          ALLOCATION FUND           ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      10/1/0      10/1/01      10/1/02      10/1/01
                                                                                          TO           TO           TO           TO
                                                                                     3/31/03      9/30/02      3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (UNAUDITED)               (UNAUDITED)
OPERATIONS:
Investment income - net                                                            $   2,475    $   4,951    $   1,012    $   1,932
Capital gain distributions received from underlying funds                                 --          389           46            2
Net realized loss on investments                                                      (4,935)      (4,295)      (1,029)        (763)
Net change in unrealized appreciation or depreciation of investments                   7,129      (20,879)       1,843       (2,418)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        4,669      (19,834)       1,872       (1,247)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                            (1,631)      (4,443)        (635)      (1,810)
   Class B                                                                                (3)          (6)          (6)
   Class C                                                                               (20)         (32)         (11)         (11)
   Class S                                                                               (20)          (7)         (15)          (7)
   Class Y                                                                              (844)        (817)        (355)        (214)
Net realized gain on investments:
   Class A                                                                                --       (6,863)          --           --
   Class B                                                                                --           --           --           --
   Class C                                                                                --           (1)          --           --
Return of capital:
   Class A                                                                                --          (20)          --          (25)
   Class C                                                                                --           (1)          --           (1)
   Class S                                                                                --           --           --           (1)
   Class Y                                                                                --           (6)          --           (5)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (2,518)     (12,193)      (1,022)      (2,080)
====================================================================================================================================
CAPTIAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                30,608       35,854        6,888       13,584
   Reinvestment of distributions                                                       1,623       11,289          612        1,784
   Payments for redemptions                                                          (24,377)     (92,589)      (9,719)     (25,098)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                            7,854      (45,446)      (2,219)      (9,730)
------------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                   301          334          305          341
   Reinvestment of distributions                                                           3            2            4            3
   Payments for redemptions                                                              (58)          (5)         (14)          (3)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                         246          331          295          341
------------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                   444        3,111          287          610
   Reinvestment of distributions                                                          20           34            9           10
   Payments for redemptions                                                             (350)        (319)        (120)         (28)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                         114        2,826          176          592
------------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                 2,693        1,144          224          774
   Reinvestment of distributions                                                          19            7           15            8
   Payments for redemptions                                                             (111)         (83)        (140)         (40)
   Shares issued in connection with the acquisition of
 the Strategy Global Growth Allocation Fund net assets                                    --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                       2,601        1,068           99          742
------------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                43,781       51,295       14,450        9,270
   Reinvestment of distributions                                                         844          823          347          215
   Payments for redemptions                                                           (5,232)      (4,699)      (1,860)        (982)
   Shares issued in connection with the acquisition of
     the Strategy Global Growth Allocation Fund net assets                                --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                      39,393       47,419       12,937        8,503
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital share transactions                                50,208        6,198       11,288          448
Total increase (decrease) in net assets                                               52,359      (25,829)      12,138       (2,879)
NET ASSETS AT BEGINNING OF PERIOD                                                    174,767      200,596       44,134       47,013
====================================================================================================================================
NET ASSETS AT END OF PERIOD                                                        $ 227,126    $ 174,767    $  56,272    $  44,134
====================================================================================================================================
Undistributed (distributions in excess of) net investment income at end of period  $     (43)   $      --    $       4    $      14
====================================================================================================================================


(1)  See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods ended September 30, unless otherwise indicated.


                                                                    REALIZED AND
                                          NET ASSET                   UNREALIZED       DIVIDENDS
                                              VALUE           NET       GAINS OR        FROM NET   DISTRIBUTIONS
                                          BEGINNING    INVESTMENT    (LOSSES) ON      INVESTMENT     FROM RETURN
                                          OF PERIOD        INCOME    INVESTMENTS          INCOME      OF CAPITAL
----------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND (1)
Class A (2)
  2003 (3)                                   $ 7.01        $ 0.03          $ 0.07        $ (0.03)        $    --
  2002                                         8.59          0.07           (1.34)         (0.07)          (0.24)
  2001 (4)                                     8.32            --            0.27             --              --
Class B (2)
  2003 (3)                                   $ 7.00        $   --          $ 0.07        $ (0.01)        $    --
  2002                                         8.59            --           (1.34)         (0.01)          (0.24)
  2001 (4)                                     8.32            --            0.27             --              --
Class C (2)
  2003 (3)                                   $ 7.01        $   --          $ 0.07        $ (0.01)        $    --
  2002                                         8.59            --           (1.33)         (0.01)          (0.24)
  2001 (4)                                     8.32            --            0.27             --              --
Class S
  2003 (2) (3)                               $ 7.00        $ 0.03          $ 0.07        $ (0.03)        $    --
  2002 (2)                                     8.59          0.06           (1.34)         (0.07)          (0.24)
  2001 (2)                                    13.93          0.10           (3.16)         (0.09)          (2.19)
  2000                                        12.36          0.14            2.62          (0.14)          (1.05)
  1999                                        11.11          0.14            2.05          (0.14)          (0.80)
  1998                                        12.58          0.20           (1.42)         (0.20)          (0.05)
Class Y (2)
  2003 (3)                                   $ 7.01        $ 0.04          $ 0.07        $ (0.04)        $    --
  2002                                         8.59          0.08           (1.32)         (0.10)          (0.24)
  2001 (4)                                     8.32            --            0.27             --              --
----------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH ALLOCATION FUND (1)
Class A (2)
  2003 (3)                                   $ 7.42        $ 0.06          $ 0.13        $ (0.06)        $    --
  2002                                         9.01          0.14           (1.22)         (0.15)          (0.36)
  2001 (4)                                     8.77            --            0.24             --              --
Class B (2)
  2003 (3)                                   $ 7.40        $ 0.03          $ 0.12        $ (0.03)        $    --
  2002                                         9.01          0.07           (1.21)         (0.11)          (0.36)
  2001 (4)                                     8.77            --            0.24             --              --
Class C (2)
  2003 (3)                                   $ 7.41        $ 0.03          $ 0.13        $ (0.03)        $    --
  2002                                         9.00          0.07           (1.21)         (0.09)          (0.36)
  2001 (4)                                     8.77            --            0.23             --              --
Class S
  2003 (2) (3)                               $ 7.41        $ 0.06          $ 0.12        $ (0.06)        $    --
  2002 (2)                                     9.01          0.14           (1.23)         (0.15)          (0.36)
  2001 (2)                                    13.21          0.20           (2.54)         (0.18)          (1.68)
  2000                                        11.85          0.25            2.00          (0.25)          (0.64)
  1999                                        11.05          0.25            1.49          (0.25)          (0.69)
  1998                                        12.12          0.28           (0.98)         (0.28)          (0.09)
Class Y (2)
  2003 (3)                                   $ 7.41        $ 0.07          $ 0.13        $ (0.07)        $    --
  2002                                         9.00          0.15           (1.21)         (0.17)          (0.36)
  2001 (4)                                     8.77            --            0.23             --              --
----------------------------------------------------------------------------------------------------------------

                                                                                              RATIO OF       RATIO OF NET
                                                                             RATIO OF NET  EXPENSES TO         INVESTMENT
                      NET ASSET                                   RATIO OF     INVESTMENT      AVERAGE      INCOME (LOSS)
                          VALUE                NET ASSETS      EXPENSES TO  INCOME (LOSS)   NET ASSETS     TO AVERAGE NET  PORTFOLIO
                         END OF       TOTAL        END OF          AVERAGE     TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING   TURNOVER
                         PERIOD   RETURN (5)  PERIOD (000)  NET ASSETS (6)     NET ASSETS     WAIVERS)           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND (1)
Class A (2)
  2003 (3)               $ 7.08        1.38%    $ 54,966            0.40%         0.73%         0.94%              0.19%          6%
  2002                     7.01      (15.58)      57,711            0.40          0.73          0.95               0.18          18
  2001 (4)                 8.59        3.25       85,656            0.57         (0.56)         0.84              (0.83)         27
Class B (2)
  2003 (3)               $ 7.06        1.02%    $    334            1.15%         0.01%         1.69%             (0.53)%         6%
  2002                     7.00      (16.22)         251            1.15         (0.04)         1.70              (0.59)         18
  2001 (4)                 8.59        3.25          100            0.00          0.00          0.00               0.00          27
Class C (2)
  2003 (3)               $ 7.07        1.02%    $    542            1.15%         0.01%         1.69%             (0.53)%         6%
  2002                     7.01      (16.11)         282            1.15         (0.02)         1.70              (0.59)         18
  2001 (4)                 8.59        3.25           71            0.39         (0.39)         0.52              (0.52)         27
Class S
  2003 (2) (3)           $ 7.07        1.39%    $    928            0.40%         0.76%         0.94%              0.22%          6%
  2002 (2)                 7.00      (15.65)         772            0.40          0.76          0.95               0.21          18
  2001 (2)                 8.59      (25.77)          --            0.40          0.93          0.82               0.51          27
  2000                    13.93       23.38       88,837            0.34          1.00          0.75               0.59          43
  1999                    12.36       20.54       67,013            0.28          1.20          0.86               0.62          39
  1998                    11.11       (9.85)      62,635            0.25          1.66          0.87               1.04         152
Class Y (2)
  2003 (3)               $ 7.08        1.51%    $ 29,957            0.15%         1.01%         0.69%              0.47%          6%
  2002                     7.01      (15.36)      21,009            0.15          0.97          0.70               0.42          18
  2001 (4)                 8.59        3.25            2            0.00          0.00          0.00               0.00          27
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH ALLOCATION FUND (1)
Class A (2)
  2003 (3)               $ 7.55        2.54%    $ 70,701            0.40%         1.50%         0.92%              0.98%         10%
  2002                     7.42      (13.04)      75,893            0.40          1.56          0.88               1.08          22
  2001 (4)                 9.01        2.74      114,716            0.64         (0.60)         0.92              (0.88)         26
Class B (2)
  2003 (3)               $ 7.52        2.06%    $    401            1.15%         0.81%         1.67%              0.29%         10%
  2002                     7.40      (13.65)         182            1.15          0.85          1.63               0.37          22
  2001 (4)                 9.01        2.74           --            0.00          0.00          0.00               0.00          26
Class C (2)
  2003 (3)               $ 7.54        2.17%    $  2,478            1.15%         0.77%         1.67%              0.25%         10%
  2002                     7.41      (13.59)       2,100            1.15          0.84          1.63               0.36          22
  2001 (4)                 9.00        2.62           45            0.33         (0.33)         0.55              (0.55)         26
Class S
  2003 (2) (3)           $ 7.53        2.42%    $  1,940            0.40%         1.63%         0.92%              1.11%         10%
  2002 (2)                 7.41      (13.10)         643            0.40          1.67          0.88               1.19          22
  2001 (2)                 9.01      (20.22)          --            0.40          1.87          0.81               1.46          26
  2000                    13.21       19.66      109,004            0.34          1.93          0.74               1.53          42
  1999                    11.85       16.31       88,213            0.28          2.05          0.85               1.48          34
  1998                    11.05       (5.95)      65,656            0.25          2.33          0.89               1.69         143
Class Y (2)
  2003 (3)               $ 7.54        2.67%    $ 34,480            0.15%         1.81%         0.67%              1.29%         10%
  2002                     7.41      (12.84)      24,641            0.15          1.73          0.63               1.25          22
  2001 (4)                 9.00        2.62           14            0.00          0.00          0.00               0.00          26
------------------------------------------------------------------------------------------------------------------------------------

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(6)  Expense ratios do not include expenses of the underlying funds.


The accompanying notes are an integral part of the financial statements.

                                                           REALIZED AND
                          NET ASSET                          UNREALIZED          DIVIDENDS                            DISTRIBUTIONS
                              VALUE               NET          GAINS OR           FROM NET         DISTRIBUTIONS               FROM
                          BEGINNING        INVESTMENT       (LOSSES) ON         INVESTMENT          FROM CAPITAL          RETURN OF
                          OF PERIOD            INCOME       INVESTMENTS             INCOME                 GAINS            CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION FUND (1)
Class A (2)
  2003 (3)                   $ 7.67             $0.09            $ 0.15             $(0.09)               $   --             $   --
  2002                         9.02              0.21             (1.03)             (0.22)                (0.31)                --
  2001 (4)                     8.82                --              0.20                 --                    --                 --
Class B (2)
  2003 (3)                   $ 7.65             $0.06            $ 0.15             $(0.06)               $   --             $   --
  2002                         9.02              0.14             (1.00)             (0.20)                (0.31)                --
  2001 (4)                     8.82                --              0.20                 --                    --                 --
Class C (2)
  2003 (3)                   $ 7.64             $0.06            $ 0.16             $(0.06)               $   --             $   --
  2002                         9.02              0.14             (1.02)             (0.19)                (0.31)                --
  2001 (4)                     8.82                --              0.20                 --                    --                 --
Class S
2003 (2) (3)                 $ 7.64             $0.09            $ 0.15             $(0.09)               $   --             $   --
  2002 (2)                     9.02              0.21             (1.03)             (0.25)                (0.31)                --
  2001 (2)                    12.02              0.29             (1.84)             (0.26)                (1.19)                --
  2000                        11.51              0.33              1.31              (0.34)                (0.79)                --
  1999                        11.08              0.32              1.05              (0.32)                (0.62)                --
  1998                        11.76              0.35             (0.59)             (0.35)                (0.09)                --
Class Y (2)
  2003 (3)                   $ 7.65             $0.10            $ 0.15             $(0.10)               $   --             $   --
  2002                         9.02              0.22             (1.02)             (0.26)                (0.31)                --
  2001 (4)                     8.82                --              0.20                 --                    --                 --
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY INCOME ALLOCATION FUND (1)
Class A (2)
  2003 (3)                   $ 9.47             $0.17            $ 0.21             $(0.18)               $   --             $   --
  2002                        10.20              0.41             (0.69)             (0.44)                   --              (0.01)
  2001 (4)                    10.02                --              0.18                 --                    --                 --
Class B (2)
  2003 (3)                   $ 9.45             $0.14            $ 0.19             $(0.14)               $   --             $   --
  2002                        10.19              0.35             (0.71)             (0.37)                   --              (0.01)
  2001 (4)                    10.02                --              0.17                 --                    --                 --
Class C (2)
  2003 (3)                   $ 9.46             $0.14            $ 0.20             $(0.14)               $   --             $   --
  2002                        10.19              0.33             (0.68)             (0.37)                   --              (0.01)
  2001 (4)                    10.02                --              0.17                 --                    --                 --
Class S
2003 (2) (3)                 $ 9.47             $0.18            $ 0.19             $(0.18)               $   --             $   --
  2002 (2)                    10.19              0.41             (0.69)             (0.43)                   --              (0.01)
  2001 (2)                    10.48              0.49             (0.33)             (0.45)                   --                 --
  2000                        10.48              0.50              0.22              (0.49)                (0.23)                --
  1999                        11.23              0.53             (0.40)             (0.53)                (0.35)                --
  1998                        10.82              0.50              0.43              (0.50)                (0.02)                --
Class Y (2)
  2003 (3)                   $ 9.47             $0.20            $ 0.19             $(0.19)               $   --             $   --
  2002                        10.19              0.44             (0.70)             (0.45)                   --              (0.01)
  2001 (4)                    10.02                --              0.17                 --                    --                 --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           RATIO OF      RATIO OF NET
                                                                         RATIO OF NET   EXPENSES TO        INVESTMENT
               NET ASSET                                     RATIO OF      INVESTMENT       AVERAGE     INCOME (LOSS)
                   VALUE                    NET ASSETS    EXPENSES TO   INCOME (LOSS)    NET ASSETS    TO AVERAGE NET     PORTFOLIO
                  END OF          TOTAL         END OF        AVERAGE      TO AVERAGE    (EXCLUDING ASSETS (EXCLUDING      TURNOVER
                  PERIOD     RETURN (5)   PERIOD (000) NET ASSETS (6)      NET ASSETS      WAIVERS)          WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION FUND (1)
Class A (2)
  2003 (3)        $ 7.82           3.12%      $141,576           0.40%           2.28%         0.89%             1.79%           11%
  2002              7.67          (9.91)       131,338           0.40            2.36          0.83              1.93            20
  2001 (4)          9.02           2.27        200,596           0.56           (0.52)         0.78             (0.74)           32
Class B (2)
  2003 (3)        $ 7.80           2.78%      $    536           1.15%           1.60%         1.64%             1.11%           11%
  2002              7.65         (10.43)           287           1.15            1.64          1.58              1.21            20
  2001 (4)          9.02           2.27             --           0.00            0.00          0.00              0.00            32
Class C (2)
  2003 (3)        $ 7.80           2.88%      $  2,545           1.15%           1.51%         1.64%             1.02%           11%
  2002              7.64         (10.57)         2,395           1.15            1.63          1.58              1.20            20
  2001 (4)          9.02           2.27             --           0.00            0.00          0.00              0.00            32
Class S
  2003 (2) (3)    $ 7.79           3.14%      $  3,607           0.40%           2.36%         0.89%             1.87%           11%
  2002 (2)          7.64         (10.00)         1,007           0.40            2.62          0.83              2.19            20
  2001 (2)          9.02         (14.40)            --           0.40            2.79          0.79              2.40            32
  2000             12.02          14.88        233,427           0.34            2.83          0.70              2.47            46
  1999             11.51          12.81        209,229           0.28            2.83          0.79              2.32            41
  1998             11.08          (2.18)       207,907           0.25            3.05          0.82              2.48           158
Class Y (2)
  2003 (3)        $ 7.80           3.26%      $ 78,862           0.15%           2.55%         0.64%             2.06%           11%
  2002              7.65          (9.73)        39,740           0.15            2.58          0.58              2.15            20
  2001 (4)          9.02           2.27             --           0.00            0.00          0.00              0.00            32
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY INCOME ALLOCATION FUND (1)
Class A (2)
  2003 (3)        $ 9.67           3.99%      $ 33,223           0.40%           3.62%         0.96%             3.06%           14%
  2002              9.47          (2.98)        34,725           0.40            4.08          1.04              3.44            23
  2001 (4)         10.20           1.80         47,012           0.55           (0.43)         0.87             (0.75)           30
Class B (2)
  2003 (3)        $ 9.64           3.53%          $613           1.15%           2.92%         1.71%             2.36%           14%
  2002              9.45          (3.66)           312           1.15            3.44          1.79              2.80            23
  2001 (4)         10.19           1.70             --           0.00            0.00          0.00              0.00            30
Class C (2)
  2003 (3)        $ 9.66           3.62%      $    741           1.15%           2.92%         1.71%             2.36%           14%
  2002              9.46          (3.58)           555           1.15            3.24          1.79              2.60            23
  2001 (4)         10.19           1.70             --           0.00            0.00          0.00              0.00            30
Class S
  2003 (2) (3)    $ 9.66           3.88%      $    827           0.40%           3.68%         0.96%             3.12%           14%
  2002 (2)          9.47          (2.84)           714           0.40            4.26          1.04              3.62            23
  2001 (2)         10.19           1.54             --           0.40            4.71          0.92              4.19            30
  2000             10.48           7.18         54,138           0.33            4.81          0.77              4.37            69
  1999             10.48           1.13         83,302           0.28            4.83          0.83              4.28            21
  1998             11.23           8.72        116,779           0.25            4.63          0.84              4.04           106
Class Y (2)
  2003 (3)        $ 9.67           4.12%      $ 20,868           0.15%           4.08%         0.71%             3.52%           14%
  2002              9.47          (2.65)         7,828           0.15            4.38          0.79              3.74            23
  2001 (4)         10.19           1.70             --           0.00            0.00          0.00              0.00            30
------------------------------------------------------------------------------------------------------------------------------------

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(6)  Expense ratios do not include expenses of the underlying funds.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (unaudited)

1 >  ORGANIZATION

     The Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "Fund of Funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

     FASF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors. The Funds' prospectuses provides a description of the investment objective(s), policies, and strategies for each Fund and each underlying fund.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. The character of the distributions paid during the six months ended March 31, 2003 (estimated), and the fiscal year ended September 30, 2002, were as follows:

                                                           2003
                                       ORDINARY    LONG-TERM        RETURN
     FUND                          INCOME (000)         GAIN    OF CAPITAL   TOTAL (000)
     ---------------------------------------------------------------------------------------
     Strategy Aggressive Allocation      $  383          $--            $--       $   383
     Strategy Growth Allocation             912           --             --           912
     Strategy Growth &
      Income Allocation                   2,518           --             --         2,518
     Strategy Income Allocation           1,022           --             --         1,022
                                                           2002
                                       ORDINARY    LONG-TERM            RETURN
     FUND                          INCOME (000)   GAIN (000)  OF CAPITAL (000)   TOTAL (000)
     ---------------------------------------------------------------------------------------
     Strategy Aggressive Allocation      $  840      $2,340                $14       $ 3,194
     Strategy Growth Allocation           2,364       4,307                 12         6,683
     Strategy Growth &
      Income Allocation                   5,338       6,828                 27        12,193
     Strategy Income Allocation           2,048          --                 32         2,080

     As of September 30, 2002, the components of accumulated earnings (deficit) on a tax basis were:

                                              STRATEGY          STRATEGY
                                            AGGRESSIVE            GROWTH
                                       ALLOCATION (000)  ALLOCATION (000)
     -------------------------------------------------------------------
     Accumulated capital and post-
      October losses                          $(22,441)         $ (1,108)
     Unrealized appreciation                   (43,944)          (54,692)
                                               -------           -------
     Total accumulated earnings (deficit)     $(66,385)         $(55,800)
                                              ========          ========
                                              STRATEGY          STRATEGY
                                       GROWTH & INCOME            INCOME
                                       ALLOCATION (000)  ALLOCATION (000)
     -------------------------------------------------------------------
     Accumulated capital and post-
      October losses                          $ (1,287)          $(1,695)
     Unrealized appreciation                   (77,488)           (6,387)
                                               -------            ------
     Total accumulated earnings (deficit)     $(78,775)          $(8,082)
                                              ========           =======

     The difference between book and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

     As of September 30, 2002, the following Funds have capital loss carryforwards:

     FUND                         AMOUNT (000)        EXPIRATION DATE
     ----------------------------------------------------------------
     Strategy Aggressive Allocation     $6,588              2008-2010
     Strategy Growth Allocation              9                   2010
     Strategy Growth & Income Allocation    44                   2010
     Strategy Income Allocation          1,089              2008-2009

     In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryovers was limited for Strategy Aggressive Allocation in the amount (000) of $1,575 per tax year for a portion of Strategy Aggressive Allocation's capital loss carryover.

     Certain Funds incurred a loss for tax purposes for the period of November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2003. The following Funds had deferred losses:

     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Strategy Aggressive Allocation                     $15,853
     Strategy Growth Allocation                           1,099
     Strategy Growth & Income Allocation                  1,242
     Strategy Income Allocation                             606

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.25% of the average daily net assets of each Fund. USBAM has voluntarily waived fees during the current fiscal period so that total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS"), (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% on the first $8 billion of average net assets, 0.235% on the next $17 billion, 0.22% on the next $25 billion and 0.20% on the remaining average net assets in the First American Family of Funds. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the six months ended March 31, 2003, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows:

     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Strategy Aggressive Allocation                        $159
     Strategy Growth Allocation                             201
     Strategy Growth & Income Allocation                    374
     Strategy Income Allocation                              96

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICE FEES - Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds. Under the respective distribution plan each of the Funds pays Quasar a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by Quasar to provide compensation for sales support and distribution activities. FASF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Funds' Class S shares. Each Fund pays to Quasar a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these agreements, the following amounts were retained by Quasar or paid to affiliates of U.S. Bank for the six months ended March 31, 2003:

     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Strategy Aggressive Allocation                        $ 76
     Strategy Growth Allocation                             105
     Strategy Growth & Income Allocation                    143
     Strategy Income Allocation                              47

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                   CONTINGENT DEFERRED SALES CHARGE
                                          AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                   AMOUNT SUBJECT TO CHARGE
     --------------------------------------------------------------
     First                                                    5.00%
     Second                                                   5.00%
     Third                                                    4.00%
     Fourth                                                   3.00%
     Fifth                                                    2.00%
     Sixth                                                    1.00%
     Seventh                                                    --
     Eighth                                                     --

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2003, total front-end and contingent deferred sales charges paid to affiliates of USBAM for distributing the Fund's shares were as follows:

     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Strategy Aggressive Allocation                        $ 30
     Strategy Growth Allocation                              23
     Strategy Growth & Income Allocation                    277
     Strategy Income Allocation                              30

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and service fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the six months ended March 31, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

     FUND                           PURCHASES (000)       SALES (000)
     ----------------------------------------------------------------
     Strategy Aggressive Allocation        $12,166            $ 5,324
     Strategy Growth Allocation             16,166             10,738
     Strategy Growth & Income Allocation    79,090             22,950
     Strategy Income Allocation             18,997              7,376

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2003, are as follows:

                                        AGGREGATE           AGGREGATE                        FEDERAL
                                            GROSS               GROSS                         INCOME
     FUND                      APPRECIATION (000)  DEPRECIATION (000)     NET (000)   TAX COST (000)
     -----------------------------------------------------------------------------------------------
     Strategy Aggressive Allocation        $  362           $(41,951)     $(41,589)         $128,694
     Strategy Growth Allocation               985            (50,068)      (49,083)          159,520
     Strategy Growth & Income Allocation    3,304            (73,664)      (70,360)          296,722
     Strategy Income Allocation             2,033             (6,591)       (4,558)           60,944

5 >  CAPITAL SHARE TRANSACTIONS

     FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the Funds were as follows:

                                                                                   STRATEGY AGGRESSIVE         STRATEGY GROWTH
                                                                                 ALLOCATION FUND (000)   ALLOCATION FUND (000)
------------------------------------------------------------------------------------------------------------------------------
                                                                                    10/1/02    10/1/01    10/1/02      10/1/01
                                                                                         TO         TO         TO           TO
                                                                                    3/31/03    9/30/02    3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------
                                                                                (UNAUDITED)            (UNAUDITED)
Class A:
  Shares issued                                                                       1,118      2,135      1,056        4,096
  Shares issued in lieu of cash distributions                                            30        336         75          690
  Shares redeemed                                                                    (1,621)    (4,210)    (1,987)      (7,292)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                                             (473)    (1,739)      (856)      (2,506)
==============================================================================================================================
Class B:
  Shares issued                                                                          47         25         31           25
  Shares redeemed                                                                       (36)        (1)        (2)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                               11         24         29           25
==============================================================================================================================
Class C:
  Shares issued                                                                          52         65         72          287
  Shares issued in lieu of cash distributions                                            --         --          1            2
  Shares redeemed                                                                       (15)       (33)       (28)         (11)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                               37         32         45          278
==============================================================================================================================
Class S:
  Shares issued                                                                          69         10        211           86
  Shares issued in lieu of cash distributions                                             1         --          2            1
  Shares redeemed                                                                       (49)       (14)       (42)          --
  Shares issued in connection with acquistion
    of Strategy Global Growth Allocation Fund net assets                                 --        114         --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                               21        110        171           87
==============================================================================================================================
Class Y:
  Shares issued                                                                       1,909      1,906      1,749        3,688
  Shares issued in lieu of cash distributions                                            17         15         39           36
  Shares redeemed                                                                      (691)    (2,254)      (537)        (401)
  Shares issued in connection with acquistion of
    Strategy Global Growth Allocation Fund net assets                                    --      3,331         --           --
TOTAL CLASS Y TRANSACTIONS                                                            1,235      2,998      1,251        3,323
==============================================================================================================================
NET INCREASE IN CAPITAL SHARES                                                          831      1,425        640        1,207
==============================================================================================================================
                                                                                              STRATEGY
                                                                                       GROWTH & INCOME         STRATEGY INCOME
                                                                                 ALLOCATION FUND (000)   ALLOCATION FUND (000)
------------------------------------------------------------------------------------------------------------------------------
                                                                                    10/1/02    10/1/01    10/1/02      10/1/01
                                                                                         TO         TO         TO           TO
                                                                                    3/31/03    9/30/02    3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------
                                                                                (UNAUDITED)            (UNAUDITED)
Class A:
  Shares issued                                                                       3,828      3,962        714        1,338
  Shares issued in lieu of cash distributions                                           204      1,240         63          176
  Shares redeemed                                                                    (3,060)   (10,311)    (1,007)      (2,458)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                                              972     (5,109)      (230)        (944)
==============================================================================================================================
Class B:
  Shares issued                                                                          38         38         32           33
  Shares redeemed                                                                        (7)        --         (1)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                               31         38         31           33
==============================================================================================================================
Class C:
  Shares issued                                                                          56        348         30           60
  Shares issued in lieu of cash distributions                                             2          4          1            1
  Shares redeemed                                                                       (45)       (39)       (13)          (3)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                               13        313         18           58
==============================================================================================================================
Class S:
  Shares issued                                                                         343        141         23           79
  Shares issued in lieu of cash distributions                                             2          1          2            1
  Shares redeemed                                                                       (14)       (10)       (15)          (4)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                              331        132         10           76
==============================================================================================================================
Class Y:
  Shares issued                                                                       5,465      5,655      1,488          903
  Shares issued in lieu of cash distributions                                           106         95         36           22
  Shares redeemed                                                                      (660)      (557)      (192)         (98)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                                            4,911      5,193      1,332          827
==============================================================================================================================
NET INCREASE IN CAPITAL SHARES                                                        6,258        567      1,161           50
==============================================================================================================================

6 >  FUND MERGERS

     On May 14, 2002, shareholders of the Strategy Global Growth Allocation Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger of the Strategy Global Growth Allocation Fund into the Strategy Aggressive Allocation Fund at the close of business May 17, 2002. Under the Agreement and Plan of Reorganization, Class S and Class Y shares of the Strategy Global Growth Allocation Fund were exchanged for Class S and Class Y shares, respectively, of the Strategy Aggressive Growth Allocation Fund on a tax-free basis. The following table illustrates the specifics of the merger:

                                                                       SHARES ISSUED
                                                        ACQUIRED     TO SHAREHOLDERS      ACQUIRING
                                                       FUNDS NET         OF ACQUIRED       FUND NET          COMBINED     TAX STATUS
ACQUIRED FUND                   ACQUIRING FUND       ASSETS (000)          FUND (000)   ASSETS (000)  NET ASSETS (000)   OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
First American Strategy Global  First American
Growth Allocation Fund          Strategy Aggressive
                                  Allocation Fund (1)    $31,435 (2)                        $95,702          $127,137    Non-taxable
Class S                         Class S                                          114
Class Y                         Class Y                                        3,331

(1)  Accounting Survivor.

(2) Includes capital loss carryover of $6,178, unrealized depreciation of $4,674, and distributions in excess of net investment income of $114.

BOARD OF DIRECTORS     FIRST AMERICAN STRATEGY FUNDS, INC.


       ROGER GIBSON
       Director of First American Strategy Funds, Inc.
       Vice President, Cargo-United Airlines

       LEONARD KEDROWSKI
       Director of First American Strategy Funds, Inc.
       Owner and President of Executive and Management Consulting, Inc.

       JOHN MURPHY JR.
       Director of First American Strategy Funds, Inc.
       Retired; former Executive Vice President of U.S. Bancorp

       RICHARD RIEDERER
       Director of First American Strategy Funds, Inc.
       Retired; former President and Chief Executive Officer of Weirton Steel

       JOSEPH STRAUSS
       Director of First American Strategy Funds, Inc.
       Former Chairperson of First American Strategy Funds, Inc.
       Owner and President of Strauss Management Company

       VIRGINIA STRINGER
       Chairperson of First American Strategy Funds, Inc.
       Owner and President of Strategic Management Resources, Inc.

       JAMES WADE
       Director of First American Strategy Funds, Inc.
       Owner and President of Jim Wade Homes

[LOGO OF FIRST AMERICAN FUNDS]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This material must be preceded or accompanied by a current prospectus, which contains more complete information about First American Funds, including risks, fees, and expenses. Please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit firstamericanfunds.com for additional information about First American Funds.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
      U.S. BANCORP ASSET MANAGEMENT, INC.
      800 Nicollet Mall
      Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
      U.S. BANCORP ASSET MANAGEMENT, INC.
      800 Nicollet Mall
      Minneapolis, Minnesota 55402

      U.S. BANCORP FUND SERVICES, LLC
      615 East Michigan Street
      Milwaukee, Wisconsin 53202

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

DISTRIBUTOR
      QUASAR DISTRIBUTORS, LLC
      615 East Michigan Street, 2nd floor
      Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      220 South Sixth Street
      Suite 1400
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      50 South Sixth Street
      Suite 1500
      Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2054-03     5/2003     SAR-ASSET

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

     (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 - Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) - Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. N/A

Item 10 - Exhibits
10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By  /s/ Thomas S. Schreier, Jr.
   -----------------------------------
        Thomas S. Schreier, Jr.
        President

Date: May  , 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
   -----------------------------------
        Thomas S. Schreier, Jr.
        President

Date:  May  , 2003

By  /s/ Robert H. Nelson
   -----------------------------------
        Robert H. Nelson
        Treasurer

Date:  May  , 2003